Business Combination (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Summary of Common Stock Outstanding

The following table presents the total Apollomics common stock outstanding immediately after the closing of the Business Combination:

Number of Shares
Exchange of Maxpro Class A common stock for post-closing Apollomics Class A ordinary shares	490,025
Exchange of Maxpro Class B common stock for post-closing Apollomics Class A ordinary shares	2,587,500
Exchange of Maxpro Class A common stock subject to possible redemption that was not redeemed for post-closing Apollomics Class A ordinary shares	79,940
Issuance of post-closing Apollomics Class A ordinary shares to Maxpro Sponsor in connection with conversion of a convertible promissory note	155,250
Subtotal - Business Combination, net of redemptions	3,312,715
Issuance of post-closing Apollomics Class B ordinary shares to PIPE Investors	230,000
Conversion of pre-closing Apollomics convertible preferred shares (converted into pre-closing Apollomics ordinary shares prior to the Business Combination) into Post-Closing Apollomics Ordinary Shares	54,420,964
Issuance of Post-Closing Apollomics Ordinary Shares in connection with the Business Combination due to exercise of pre-closing Apollomics stock options prior to the Business Combination	31,240
Total - Post-Closing Apollomics Ordinary Shares outstanding as a result of Business Combination, PIPE Financing, conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares, and issuance of shares upon Closing due to pre-Closing exercise of stock options (note i)	57,994,919

Note i: In addition to the 57,994,919 shares specified above, the following shares were included in the total 89,480,804 Post-Closing Apollomics Ordinary Shares outstanding as of June 30, 2023 on the consolidated statement of changes in stockholders' deficit (of the total Post-Closing Apollomics Ordinary Shares outstanding, 80,383,133 were class A ordinary shares and 9,097,671 were class B ordinary shares): 1) 28,800,932 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the exchange of all Pre-Closing Apollomics Ordinary Shares outstanding as of December 31, 2022 at the Exchange Ratio 2) 2,668,750 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the conversion of Post-Closing Apollomics Series A Preferred Shares into Post-Closing Apollomics Class A Ordinary Shares in May 2023 at a conversion ratio of 1 to 1.25 3) 16,202 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the exercise of stock options in April 2023.

Schedule of Identifiable Net Assets Acquired	The amount of Maxpro’s identifiable net assets acquired at Closing were as follows:

Cash and cash equivalents	954
Notes payable - sponsor	(1,999)
Accrued liabilities	(1,056)
Deferred underwriting compensation	(3,623)
Total Maxpro identifiable net liabilities at fair value	(5,724)

Schedule of IFRS 2 Listing Expense

The net assets of Maxpro are stated at fair value with no goodwill or other intangible assets recorded. The IFRS 2 listing expense was calculated as follows:

	Per Share Value	Shares	Fair Value
	(at March 29, 2023)	(in thousands)	(in thousands)
Maxpro public stockholders	$10.81	10,350	$111,884
Sponsor parties	10.81	3,207	34,668
Underwriter shares	10.81	26	281
Maxpro private warrants	0.12	619	74
Maxpro public warrants	0.12	10,350	1,242
Redemptions of Maxpro class A common stock	10.55	(10,270)	(108,349)
		14,282	39,800
Net liabilities of Maxpro			(5,724)
IFRS 2 Listing Expense			$45,524